UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 2005

Check here if Amendment [_];                    Amendment Number:
                                                                  -------
This Amendment (Check only one.):               [_] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   12855 Flushing Meadow Drive
           -----------------------------------------------------
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis, CFA
        -------------------------
Title:  Director of Research
        -------------------------
Phone:  (314) 822-0204
        -------------------------

Signature, Place, and Date of Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    07/15/2005
------------------                   -------------                    ----------
    [Signature]                      [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

13F File Number        Name

28-
   ------------        ----------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  None
                                                                  --------------

Form 13F Information Table Entry Total:                             91
                                                                  --------------

Form 13F Information Table Value Total:                           $247,401
                                                                  --------------
                                                                  (thousands)


List of Other Included Managers:  None

     No.         13F File Number        Name

                 28-
     -------         -----------        ----------------------------------------

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3Com Corporation               Common Stock     885535104      490  135000 SH       Sole    None     135000      -      -
Adaptec Inc.                   Common Stock     00651F108      485  125000 SH       Sole    None     125000      -      -
Alliance Semiconductor Corp    Common Stock     01877H100      701  275000 SH       Sole    None     275000      -      -
Allmerica Financial            Common Stock     019754100     3510   94650 SH       Sole    None      32300      -  62350
Amerada Hess Corp              Common Stock     023551104     5295   49715 SH       Sole    None      17200      -  32515
AmeriServ Financial Inc        Common Stock     03074A102     3614  675610 SH       Sole    None     226547      - 449063
APAC Teleservices Inc          Common Stock     00185E106      189  237000 SH       Sole    None     237000      -      -
Applied Micro Circuits Corp    Common Stock     03822W109      448  175000 SH       Sole    None     175000      -      -
Arkansas Best Corp             Common Stock     040790107     6211  195275 SH       Sole    None      65103      - 130172
ArvinMeritor Inc               Common Stock     043353101     7367  414150 SH       Sole    None     143500      - 270650
AXT Inc                        Common Stock     00246W103      390  300000 SH       Sole    None     300000      -      -
Baytex Energy Tr (Canada)      Foreign Unit     073176109      439   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc           Common Stock     07556Q105    11661  204052 SH       Sole    None      67518      - 136534
Blair Corp                     Common Stock     092828102     6339  160484 SH       Sole    None      51903      - 108581
Chiquita Brands Intl Inc       Common Stock     170032809     4605  167700 SH       Sole    None      56500      - 111200
Ciena Corp                     Common Stock     171779101      491  235000 SH       Sole    None     235000      -      -
CNA Financial Corp             Common Stock     126117100     5281  185850 SH       Sole    None     114800      -  71050
Coachmen Industries Inc        Common Stock     189873102      124    9900 SH       Sole    None       8100      -   1800
Concord Camera Corp            Common Stock     206156101      312  250000 SH       Sole    None     250000      -      -
Conexant Systems Inc           Common Stock     207142100      483  300000 SH       Sole    None     300000      -      -
Covenant Transport Inc         Common Stock     22284P105     1681  127400 SH       Sole    None      58450      -  68950
CP Ships Ltd                   Common Stock     22409V102     5925  378600 SH       Sole    None     239200      - 139400
Crossroads Systems, Inc.       Common Stock     22765D100      282  300000 SH       Sole    None     300000      -      -
Dana Corp                      Common Stock     235811106     4854  323400 SH       Sole    None     104600      - 218800
Delta Woodside Industries      Common Stock     247909203      506  779150 SH       Sole    None     276850      - 502300
Digimarc Corp                  Common Stock     253807101      437   80000 SH       Sole    None      80000      -      -
Enesco Group Inc.              Common Stock     292973104      388  130000 SH       Sole    None     130000      -      -
Envoy Communications Group Inc Common Stock     293986303      416  200000 SH       Sole    None     200000      -      -
ESS Technologies Inc           Common Stock     269151106      357   85000 SH       Sole    None      85000      -      -
First Aviation Svc             Common Stock     31865W108      146   35000 SH       Sole    None      35000      -      -
First Citizens Bancshares Inc  Common Stock     31946M103     2580   17854 SH       Sole    None      15848      -   2006
Flexsteel Industries Inc       Common Stock     339382103     3736  261277 SH       Sole    None      93309      - 167968
Ford Motor Co                  Common Stock     345370860     4159  406200 SH       Sole    None     139000      - 267200
FSI International              Common Stock     302633102      427  115000 SH       Sole    None     115000      -      -
General Motors Corp            Common Stock     370442105     5315  156350 SH       Sole    None      62700      -  93650
Hudson's Bay Co                Foreign Stock    444204101     6000  490875 SH       Sole    None     170275      - 320600
Infocus Corporation            Common Stock     45665B106      538  130000 SH       Sole    None     130000      -      -
Insteel Industries Inc         Common Stock     45774W108     6184  495965 SH       Sole    None     168213      - 327752
Integrated Silicon Solutions   Common Stock     45812P107      518   70000 SH       Sole    None      70000      -      -
Kellwood Co                    Common Stock     488044108     4529  168396 SH       Sole    None      62800      - 105596
Kemet Corp                     Common Stock     488360108      447   71000 SH       Sole    None      71000      -      -
Korea Electric Power Corp      Sponsored ADR    500631106     5627  359100 SH       Sole    None     114600      - 244500
L B Foster Co                  Common Stock     350060109     5252  564784 SH       Sole    None     192748      - 372036
LandAmerica Financial Group    Common Stock     514936103     6168  103895 SH       Sole    None      40140      -  63755
Lattice Semiconductor Corp     Common Stock     518415104      488  110000 SH       Sole    None     110000      -      -
Liberty Homes Inc              Common Stock     530582204      118   25521 SH       Sole    None      13721      -  11800
LSI Logic Corp                 Common Stock     502161102      976  115000 SH       Sole    None     115000      -      -
M/I Homes Inc                  Common Stock     55305B101    10424  192698 SH       Sole    None      71918      - 120780
Manugistics Group Inc          Common Stock     565011103      373  210000 SH       Sole    None     210000      -      -
Max Worldwide, Inc             Common Stock     577940109       71  155000 SH       Sole    None     155000      -      -
Merix Corp                     Common Stock     590049102      438   75000 SH       Sole    None      75000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905A101     1667  204800 SH       Sole    None      62400      - 142400
Network Engines                Common Stock     64121A107      356  200000 SH       Sole    None     200000      -      -
NewAlliance Bancshares Inc     Common Stock     650203102     2589  184323 SH       Sole    None     116935      -  67388
Ohio Casualty Corp             Common Stock     677240103     3306  136800 SH       Sole    None      37700      -  99100
Oplink Communications Inc      Common Stock     68375Q106      453  275000 SH       Sole    None     275000      -      -
Parlex Corp                    Common Stock     701630105      406   70000 SH       Sole    None      70000      -      -
Peak International Ltd         Common Stock     G69586108      473  121800 SH       Sole    None     121800      -      -
Peco II Inc                    Common Stock     705221109      291  300000 SH       Sole    None     300000      -      -
Pemstar Inc.                   Common Stock     706552106      300  300000 SH       Sole    None     300000      -      -
Planar Systems, Inc.           Common Stock     726900103      441   60000 SH       Sole    None      60000      -      -
PMA Capital Corp               Common Stock     693419202     5619  636358 SH       Sole    None     414306      - 222052
PXRE Group Ltd                 Common Stock     G73018106     3508  139100 SH       Sole    None      57700      -  81400
Quaker Fabric Corp             Common Stock     747399103     4859 1188217 SH       Sole    None     488345      - 699872
Ryerson Tull Inc               Common Stock     78375P107     7640  535411 SH       Sole    None     184471      - 350940
Ryland Group Inc               Common Stock     783764103     4841   63812 SH       Sole    None      49936      -  13876
Safeguard Scientific Inc       Common Stock     786449108      320  250000 SH       Sole    None     250000      -      -
Sea Containers Ltd             Common Stock     811371707     6219  389426 SH       Sole    None     126976      - 262450
Selectica, Inc                 Common Stock     816288104      383  125000 SH       Sole    None     125000      -      -
Silicon Storage Technology Inc Common Stock     827057100      603  150000 SH       Sole    None     150000      -      -
Sipex Corp                     Common Stock     829909100      485  277500 SH       Sole    None     277500      -      -
Spartan Stores Inc             Common Stock     846822104    14533  990708 SH       Sole    None     363715      - 626993
Stats Chippac LTD              Sponsored ADR    85771T104      569   80000 SH       Sole    None      80000      -      -
Technology Solutions Co        Common Stock     87872T108      162  300000 SH       Sole    None     300000      -      -
Tecumseh Products Co           Common Stock     878895200     3506  127803 SH       Sole    None     102990      -  24813
Tesoro Corp                    Common Stock     881609101     8042  172872 SH       Sole    None      68941      - 103931
Three Five Systems, Inc.       Common Stock     88554L108       78  200000 SH       Sole    None     200000      -      -
Tommy Hilfiger Corp            Common Stock     G8915Z102      619   45000 SH       Sole    None      45000      -      -
Transpro Inc                   Common Stock     893885103     4085  649500 SH       Sole    None     241200      - 408300
Trikon Technologies Inc        Common Stock     896187408      387  225000 SH       Sole    None     225000      -      -
Triquint Semiconductor         Common Stock     89674K103      499  150000 SH       Sole    None     150000      -      -
Unifi Inc                      Common Stock     904677101     4717 1112700 SH       Sole    None     344790      - 767910
Unumprovident Corp.            Common Stock     91529Y106      549   30000 SH       Sole    None      30000      -      -
UTStarcom                      Common Stock     918076100     4089  545975 SH       Sole    None     184575      - 361400
Valero Energy Corp             Common Stock     91913Y100    14049  177600 SH       Sole    None      60900      - 116700
Vignette Corp                  Common Stock     926734104      450   40000 SH       Sole    None      40000      -      -
Virco Mfg Corp                 Common Stock     927651109     2955  437233 SH       Sole    None     140496      - 296737
Vishay Intertech               Common Stock     928298108      474   40000 SH       Sole    None      40000      -      -
Watchguard Tech                Common Stock     941105108      568  145000 SH       Sole    None     145000      -      -
Wheeling-Pittsburgh Corp       Common Stock     963142302     3993  259630 SH       Sole    None      87900      - 171730
Zomax Optical Media Inc        Common Stock     989929104      486  175000 SH       Sole    None     175000      -      -